Common Stock (Details Narrative) (10-K)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 29, 2018 USD ($) $ / shares shares	Oct. 24, 2017 USD ($) Integer $ / shares shares	Oct. 17, 2017 USD ($) Integer $ / shares shares	Dec. 07, 2017 USD ($) $ / shares shares	Mar. 31, 2018 shares	Dec. 31, 2017 Integer $ / shares shares	Dec. 31, 2016 Integer shares
Number of shares sold for cash	206,000			1,000,000
Number of investors | Integer						189	168
Sales of stock price per share | $ / shares	$ 0.60			$ 0.30
Number of share issued for cash consideration, value | $	$ 123,600			$ 300,000
Warrants term				24 months
Fair value of warrants | $	$ 44,454			$ 132,458
Fair value of volatility rate				163.00%
Common stock, shares issued					8,797,577	8,591,577	624,910
Common stock, shares outstanding					8,797,577	8,591,577	624,910
Common stock voting rights					All common shares are entitled to one vote per share in all matters submitted to the shareholders.	All common shares are entitled to one vote per share in all matters submitted to the shareholders
Preferred stock, shares issued
Preferred stock, shares outstanding
Minimum [Member]
Discount rate				1.68%
Maximum [Member]
Discount rate				1.80%
One Class A Warrant [Member]
Warrants exercise price per share | $ / shares				$ 0.50
Class A Warrants [Member]
Fair value of warrants | $				$ 167,542
One Share of Common Stock [Member]
Sales of stock price per share | $ / shares				$ 0.30
Common Stock [Member]
Sales of stock price per share | $ / shares						$ 0.60
Fair value of warrants | $				$ 132,458
Common stock, shares issued						8,591,577	624,910
Common stock, shares outstanding						8,591,577	624,910
Thirteen Accredited Investors [Member]
Number of shares sold for cash			6,300,000
Number of investors | Integer			13
Sales of stock price per share | $ / shares			$ 0.01
Number of share issued for cash consideration, value | $			$ 63,000
Accredited Investors [Member]
Number of shares sold for cash		666,667
Number of investors | Integer		1
Sales of stock price per share | $ / shares		$ 0.075
Number of share issued for cash consideration, value | $		$ 50,000